Stock Option Plans and Warrants to Purchase Common Stock (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	8,156,526	2,843,338
Granted	1,169,318	5,421,581
Exercised	(586,081)	(107,143)
Expired/Cancelled	(1,470,263)	(1,250)
Ending Balance	7,269,500	8,156,526
Beginning Balance, weighted average options/warrants exercise price	$ 2.17	$ 3.13
Granted, weighted average options/warrants exercise price	$ 1.48	$ 1.65
Exercised, weighted average options/warrants exercise price	$ 1.65	$ 1.65
Expired, weighted average warrant exercise price	$ 3.49	$ 15.00
Ending Balance, weighted average options/warrants exercise price	$ 1.15	$ 2.17